Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash and cash equivalents	$ 31,000	$ 0